Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventory	Inventory consists of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$—	$1,835
Work in process	—	12
Finished goods	—	89
Total	$—	$1,936

Schedule of Other Current Assets	Other current assets consist of the following (in thousands):

	December 31,
	2020	2019
Prepaid expenses	$599	$1,890
Insurance receivable	3,150	—
Other assets	181	69
Total	$3,930	$1,959

Schedule of Property and Equipment, Net

Property and equipment, net consist of the following (in thousands):

	December 31,
	2020	2019
Computer hardware	$261	$263
Computer software	274	291
Leasehold improvements	427	497
Furniture and fixtures	179	247
Scientific equipment	2,013	1,999
Construction in progress, or CIP	407	110
	3,561	3,407
Less: accumulated depreciation	(2,604)	(2,326)
Total	$957	$1,081

Schedule of Other Current Liabilities

Other current liabilities consist of the following (in thousands):

	December 31,
	2020	2019
Accrued legal and professional fees	$529	$412
Accrued customer incentives	—	198
Accrued litigation	3,150	—
Accrued sales and other taxes	—	107
Returns reserve liability	—	315
Other accrued expenses	123	492
Total	$3,802	$1,524